Condensed Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,396,219)	$ (793,009)	$ (5,340,354)	$ (4,670,255)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,989	760	6,744	5,301
Share based compensation	219,976	371,175	2,889,567	4,302,978
Amortization of warrant discount			2,545	11,495
Amortization of Original Issue Discount (OID)	11,905	118,613	122,129	19,121
Amortization of debt discounts	83,334	50,048
Write off of abandoned assets		15,000
Loss on debt extinguishment			149,350
Impairment of long lived assets		15,000	16,958	32,136
Changes in operating assets and liabilities
(Increase) in stock subscription receivable			(25,000)
Decrease in other receivable	25,000	70,000
Increase in prepaid expenses	(66,486)		(18,294)
Increase in accounts payable and accrued expenses	(65,201)	(55,148)	592,320	109,131
Net cash used in operating activities	(1,185,702)	(222,561)	(1,604,035)	(190,093)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets			(6,834)
Purchase of intangible assets	(36,274)	(8,500)	(14,500)	(34,300)
Net cash used in investing activities	(36,274)	(8,500)	(21,334)	(34,300)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash received for issuance of common stock			1,573,000
Cash received on warrant exercise		525,000	525,000
Cash received from third party convertible note payable, net	869,972		70,000
Cash paid for deferred offering costs	(68,720)		(92,975)
Advances from related party				48,083
Payments on related party advances				(48,083)
Payments on related party notes payable			(50,000)
Cash received from related party notes payable				20,000
Cash received from third party notes payable	86,702	110,000	110,000	365,000
Repayments of third party note payable	(26,010)
Net cash provided by financing activities	861,944	635,000	2,135,025	385,000
Net (decrease) increase in cash	(360,032)	403,939	509,656	160,607
CASH, beginning of period	670,263	160,607	160,607
CASH, end of period	310,231	564,546	670,263	160,607
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid in cash	12,533		10,000
Income taxes paid in cash
Non-Cash Financing Activities:
Common shares issued for intangible assets			1,425,000	106,000
Common shares issued upon conversion of debt			656,250
Common shares issued upon conversion of preferred stock			1,564,251
Warrants issued as debt discount			9,533	54,555
Series C preferred stock deemed dividend	$ 22,179	$ 11,615,364	13,477,055	4,440
Common shares issued to settle liabilities			$ 198,650